UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $156,339 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     9708   158686 SH       SOLE                   158686
AUTOMATIC DATA PROCESSING      COM              053015103     6854   141410 SH       SOLE                   141410
BECTON DICKINSON               COM              075887109     5247    70432 SH       SOLE                    70432
BERKSHIRE HATHAWAY 'B'         COM              084670702    10458     2901 SH       SOLE                     2901
COCA-COLA                      COM              191216100      201     3836 SH       SOLE                     3836
COLGATE-PALMOLIVE              COM              194162103     7423   114460 SH       SOLE                   114460
DELL INC.                      COM              24702R101      311    10900 SH       SOLE                    10900
EMERSON ELECTRIC               COM              291011104     4751   101510 SH       SOLE                   101510
GENERAL ELECTRIC               COM              369604103     8125   212262 SH       SOLE                   212262
GRAINGER WW                    COM              384802104     9793   105240 SH       SOLE                   105240
HARLEY-DAVIDSON                COM              412822108     6762   113434 SH       SOLE                   113434
ILL TOOL WORKS                 COM              452308109     8693   160425 SH       SOLE                   160425
JOHNSON CONTROLS               COM              478366107      232     2000 SH       SOLE                     2000
JOHNSON&JOHNSON                COM              478160104      361     5858 SH       SOLE                     5858
LAB. CORP. AMER.               COM              50540r409     8973   114655 SH       SOLE                   114655
MEDTRONIC, INC.                COM              585055106     7565   145882 SH       SOLE                   145882
MFS Muni Income TR SBI         COM              552738106      151    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     7347   249313 SH       SOLE                   249313
MINNESOTA MNG.                 COM              88579Y101     7366    84875 SH       SOLE                    84875
NIKE INC CLASS B               COM              654106103     7606   130485 SH       SOLE                   130485
NOKIA ADR                      COM              654902204     7403   263345 SH       SOLE                   263345
PATTERSON INC.                 COM              703395103     8578   230145 SH       SOLE                   230145
PEPSICO INC.                   COM              713448108     9664   149022 SH       SOLE                   149022
PFIZER INC COM                 COM              717081103      284    11111 SH       SOLE                    11111
PROCTER & GAMBLE               COM              742718109     5271    86140 SH       SOLE                    86140
UNITED PARCEL SERVICE          COM              911312106     3605    49380 SH       SOLE                    49380
WAL-MART STORES                COM              931142103     3607    74983 SH       SOLE                    74983